Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Mar. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of Assets Held for Sale and Disposal Groups
Disposal Groups Held for Sale

	JPY (millions) As of March 31
	2023	2024
Property, plant and equipment	¥9,847	¥3,162
Goodwill	3,347	3,745
Intangible assets	402	62
Inventories	1,200	1,242
Trade and other receivables	—	767
Deferred tax assets	45	347
Other assets	395	13
Total assets	¥15,235	¥9,337

Trade and other payables	¥—	¥660
Deferred tax liabilities	—	307
Other liabilities	144	442
Total liabilities	¥144	¥1,410